Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Jan. 01, 2024 USD ($) shares $ / shares
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure [Text Block]	Stock option awards are recommended by the Compensation Committee and approved by the Board, and such option awards are typically granted on or about January 1 of each year in connection with the Company’s annual compensation cycle. The Company does not grant equity awards in anticipation of the release of material non-public information nor does the Company time the release of material non-public information based on equity award grant dates.

Pursuant to the terms of his A&R Employment Agreement, in lieu of a salary, Mr. Fogassa was to be granted non-qualified stock options on a monthly basis to purchase 33,333 shares of common stock at an exercise price of $0.0075 per share. In December 2023, the Board approved Mr. Fogassa receiving stock option compensation on an annual, rather than monthly, basis, which Mr. Fogassa receives automatically on January 1 of each calendar year. In 2024, pursuant to Mr. Fogassa’s election to receive options to purchase shares of our common stock, Mr. Fogassa was granted an annual award of stock options to purchase 399,966 shares of common stock. As set forth in the table below pursuant to Item 402(x)(2) of Regulation S-K, in 2024, Mr. Fogassa was granted the annual stock options within four business days prior to the filing of a Current Report on Form 8-K on January 5, 2024 that disclosed certain amendments to the Company’s compensation arrangement with Gustavo Aguiar that were made in December 2023 as disclosed above under “Narrative to Summary Compensation Table - Gustavo Pereira de Aguiar Agreement.”

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
Marc Fogassa	1/1/2024	399,996	$0.0075	$12,474,639	(0.3)%
Tiago Miranda	–	–	–	–	–
Igor Tkachenko	–	–	–	–	–
Gustavo Aguiar	–	–	–	–	–
Brian Talbot	–	–	–	–	–

Award Timing MNPI Considered [Flag]	false
MNPI Disclosure Timed for Compensation Value [Flag]	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
Marc Fogassa	1/1/2024	399,996	$0.0075	$12,474,639	(0.3)%
Tiago Miranda	–	–	–	–	–
Igor Tkachenko	–	–	–	–	–
Gustavo Aguiar	–	–	–	–	–
Brian Talbot	–	–	–	–	–

Marc Fogassa [Member]
Awards Close in Time to MNPI Disclosures [Table]
Name		Marc Fogassa
Number of Securities Underlying the Award | shares		399,996
Exercise Price of the Award | $ / shares		$ 0.0075
Grant Date Fair Value of the Award | $		$ 12,474,639
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately prior to the Disclosure of Material Non-Public Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information		(0.3)